SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Net operating loss carryforwards	$ 9,150	$ 5,105
Stock based compensation	1,005	609
Other	699	336
Total deferred tax assets before valuation allowance	10,854	6,050
Valuation allowance	(10,766)	(5,837)
Total deferred income tax assets after valuation allowance	88	213
Property, equipment and intangibles	(88)	(213)
Other
Total deferred income tax liabilities	(88)	(213)
Net deferred tax assets and liabilities